Stock Option Plan and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Transactions

Stock option transactions during 2020 and 2019 were as follows:

	2020		2019
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	6,741,200	$0.78	6,046,200	$0.83
Granted	2,500,000	0.37	695,000	0.28
Exercised	(1,270,000)	0.16	-	-
Forfeited or Canceled	(355,000)	1.12	-	-
Outstanding at End of Year	7,616,200	0.73	6,741,200	0.78

Options Exercisable at Year-End	7,616,200	0.73	6,741,200	0.78

Weighted-Average Fair Value of Options Granted During the Year	$0.25		$0.20

Stock option transactions during 2020 and 2019 were as follows:

	2020		2019
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price

Outstanding at Beginning of Year	6,741,200	$0.78	6,046,200	$0.83
Granted	2,500,000	0.37	695,000	0.28
Exercised	(1,270,000)	0.16	-	-
Forfeited or Canceled	(355,000)	1.12	-	-
Outstanding at End of Year	7,616,200	0.73	6,741,200	0.78

Options Exercisable at Year-End	7,616,200	0.73	6,741,200	0.78

Weighted-Average Fair Value of Options Granted During the Year	$0.25		$0.20

Schedule of Stock Options Outstanding and Exercisable

Information with respect to stock options outstanding and exercisable at December 31, 2020 is as follows:

	Options Outstanding			Options Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2020	Weighted- Average Exercise Price
$0.04 - $1.75	7,616,200	5.7	$0.73	7,616,200	$0.73

Information with respect to stock options outstanding and exercisable at December 31, 2020 is as follows:

	Options Outstanding			Options Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2020	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable at December 31, 2020	Weighted-Average Exercise Price
$0.04 - $1.75	7,616,200	5.7	$0.73	7,616,200	$0.73

Schedule of Black-Scholes Option-Pricing Model

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2020	2019
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18%	1.67%

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2020	2019
Expected Life	5 yrs	5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0.18%	1.67%

Schedule of Warrant Transactions

Warrant transactions during 2020 and 2019 were as follows:

	2020		2019
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	5,563,509	$0.38	4,796,876	$0.40
Granted	989,856	0.35	1,335,178	0.35
Exercised			-
Forfeited or Canceled	(2,203,331)	0.36	(568,545)	0.45
Outstanding at End of Year	4,350,034	0.38	5,563,509	0.38

Warrant Exercisable at Year-End	4,350,034	0.38	5,563,509	0.38

Weighted-Average Fair Value of Warrants Granted During the Year	$0.10 - $0.26		$0.00 - $0.22

Warrant transactions during 2020 and 2019 were as follows:

	2020		2019
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price

Outstanding at Beginning of Year	5,563,509	$0.38	4,796,876	$0.40
Granted	989,856	0.35	1,335,178	0.35
Exercised			-
Forfeited or Canceled	(2,203,331)	0.36	(568,545)	0.45
Outstanding at End of Year	4,350,034	0.38	5,563,509	0.38

Warrant Exercisable at Year-End	4,350,034	0.38	5,563,509	0.38

Weighted-Average Fair Value of Warrants Granted During the Year	$0.10 - $0.26		$0.00 - $0.22

Summary of Warrants Outstanding and Exercisable Information

Information with respect to warrants outstanding and exercisable at December 31, 2020 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2020	Weighted- Average Exercise Price
$0.35 - $1.65	4,350,034	1.0	$0.38	4,350,034	$0.38

Information with respect to warrants outstanding and exercisable at December 31, 2020 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exericse Prices	Number Outstanding at December 31, 2020	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable at December 31, 2020	Weighted-Average Exercise Price
$0.35 - $1.65	4,350,034	1.0	$0.38	4,350,034	$0.38

Schedule of Warrants Outstanding and Exercisable

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2020	2019
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0,19 - 1.59%	1.74 -2.47%

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2020	2019
Expected Life	1.5 yrs	1.5 yrs
Dividend Yield	0%	0%
Expected Volatility	90%	90%
Risk-Free Interest Rate	0,19 - 1.59%	1.74 -2.47%